UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 5, 2008

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	27069
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY               COM              00766T100      169     5900 SH       SOLE                     5900
AETNA                          COM              00817Y108      186     3225 SH       SOLE                     3225
BANK OF AMERICA                COM              060505104      232     5618 SH       SOLE                     5618
BAXTER INTL                    COM              071813109      160     2750 SH       SOLE                     2750
BECTON DICKINSON               COM              075887109      422     5045 SH       SOLE                     5045
CHEVRON CORP                   COM              166764100      121     1300 SH       SOLE                     1300
CISCO SYSTEMS                  COM              17275R102      414    15305 SH       SOLE                    15305
CONOCOPHILLIPS                 COM              20825c104      150     1700 SH       SOLE                     1700
CORNING INC                    COM              219350105       59     2450 SH       SOLE                     2450
COSTCO                         COM              22160K105      549     7875 SH       SOLE                     7875
DANAHER                        COM              235851102      292     3325 SH       SOLE                     3325
DISNEY WALT CO                 COM              254687106      128     3950 SH       SOLE                     3950
DUKE ENERGY                    COM              26441C105      177     8775 SH       SOLE                     8775
EXXON MOBIL                    COM              30231G102     1006    10738 SH       SOLE                    10738
FDX CORP                       COM              31428X106      478     5360 SH       SOLE                     5360
GENERAL ELECTRIC               COM              369604103      318     8583 SH       SOLE                     8583
HONEYWELL                      COM              438516106      114     1850 SH       SOLE                     1850
INT'L BUS MACH                 COM              459200101       69      642 SH       SOLE                      642
JOHNSON & JOHNSON              COM              478160104      559     8375 SH       SOLE                     8375
L-3 COMM                       COM              502424104      420     3960 SH       SOLE                     3960
METLIFE                        COM              59156R108      217     3525 SH       SOLE                     3525
MICRON TECH                    COM              595112103        7      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      624    17540 SH       SOLE                    17540
PEPSICO INC                    COM              713448108      521     6870 SH       SOLE                     6870
PROCTOR & GAMBLE               COM              742718109      269     3668 SH       SOLE                     3668
SCHLUMBERGER                   COM              806857108      247     2512 SH       SOLE                     2512
TITLE ONE CORP                 COM                             360    36000 SH       SOLE                    36000
UNITED PARCEL SERVICE CL B     COM              911312106       89     1260 SH       SOLE                     1260
US BANCORP                     COM              902973106    14097   444155 SH       SOLE                   444155
WELLS FARGO                    COM              949746101      417    13800 SH       SOLE                    13800
BARCLAYS BK 6.625% PERP                         06739F390       15      700 SH       SOLE                      700
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       28     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713      178     7700 SH       SOLE                     7700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        8      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1247 24619.859SH       SOLE                24619.859
LAUDUS INT'L MRKTMASTERS INST                   808509640     2059 94802.886SH       SOLE                94802.886
LAUDUS INT'L MRKTMASTERS INV                    808509889       15  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       91 2427.027 SH       SOLE                 2427.027
USGI GLBL RESOURCES FD                          911476208      130 7415.099 SH       SOLE                 7415.099
ISHARES COMEX GOLD TRUST                        464285105      141 1710.000 SH       SOLE                 1710.000
SIMON PROPERTY GROUP INC                        828806109      285  3285.00 SH       SOLE                  3285.00